UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           VALENZUELA CAPITAL PARTNERS, LLC
Address:        55 South Lake Avenue, Suite 750
		Pasadena, CA 91101


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T. Perlstadt
Title:  Chief Administrative Officer
Phone:  (212) 332-8590

Signature, Place, and Date of Signing:

             Fred T. Perlstadt      New York, NY        11/14/2005


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           90

Form 13F Information Table Value Total: $         881,988



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          com              88579Y101    20617   281036 SH       SOLE                   281036
ABX Air Inc                    com              00080S101     3260   397572 SH       SOLE                   397572
Actel Corp                     com              004934105     2071   143256 SH       SOLE                   143256
Affiliated Managers Group Inc  com              008252108     4937    68170 SH       SOLE                    68170
Airgas Inc                     com              009363102     4300   145117 SH       SOLE                   145117
Ameren Corp                    com              023608102    19747   369180 SH       SOLE                   369180
American Financial Realty Trus com              02607P305     2540   178879 SH       SOLE                   178879
Apache Corp                    com              037411105    22372   297420 SH       SOLE                   297420
Armor Holdings INC             com              042260109     3720    86481 SH       SOLE                    86481
Axsys Technology Inc           com              054615109     1716    87500 SH       SOLE                    87500
Bank of America Corp           com              060505104    20110   477662 SH       SOLE                   477662
Baxter International Inc       com              071813109    27043   678290 SH       SOLE                   678290
Bellsouth Corp                 com              079860102    20200   768060 SH       SOLE                   768060
Black Hills Corp               com              092113109     2451    56518 SH       SOLE                    56518
Brooks Automation Inc          com              114340102     2075   155630 SH       SOLE                   155630
Burlington Northern            com              12189T104    14542   243184 SH       SOLE                   243184
Caterpillar Inc                com              149123101    34896   593968 SH       SOLE                   593968
ChevronTexaco Corp             com              166764100    33499   517523 SH       SOLE                   517523
Cimarex Energy Co              com              171798101     4815   106220 SH       SOLE                   106220
Citigroup Inc                  com              172967101    25856   568016 SH       SOLE                   568016
Coca-Cola Bottling Co          com              191098102     2454    50152 SH       SOLE                    50152
Comstock Homebuilding Cos Cl A com              205684103     1557    78149 SH       SOLE                    78149
ConocoPhillips                 com              20825C104    33761   482914 SH       SOLE                   482914
Cree Inc                       com              225447101     3691   147514 SH       SOLE                   147514
Delphi Finl Group Inc Cl A     com              247131105     2209    47192 SH       SOLE                    47192
Dime Community Bancshares      com              253922108     1994   135461 SH       SOLE                   135461
Dow Chemical                   com              260543103    13637   327255 SH       SOLE                   327255
Duke Energy Corp               com              264399106    25067   859325 SH       SOLE                   859325
Duquesne Light Holdings Inc    com              266233105     3375   196123 SH       SOLE                   196123
El Paso Electric Co            com              283677854     2641   126644 SH       SOLE                   126644
Exxon Mobil Corp               com              30231G102    33466   526686 SH       SOLE                   526686
FedEx Corp.                    com              31428X106    10519   120730 SH       SOLE                   120730
First Niagara Financial Group  com              33582V108     5020   347618 SH       SOLE                   347618
First Republic Bank            com              336158100     3895   110569 SH       SOLE                   110569
FirstFed Financial Corp        com              337907109     2437    45280 SH       SOLE                    45280
Foundry Networks Inc           com              35063R100     2154   169570 SH       SOLE                   169570
GFI Group INC                  com              361652209     5193   126126 SH       SOLE                   126126
General Electric Co            com              369604103    15082   447925 SH       SOLE                   447925
Genesee & Wyoming Inc Cl A     com              371559105     5027   158574 SH       SOLE                   158574
Golden West Fin Corp           com              381317106    15388   259105 SH       SOLE                   259105
Goldman Sachs Group Inc        com              38141G104    24464   201217 SH       SOLE                   201217
HCC Insurance Holdings Inc     com              404132102     1984    69536 SH       SOLE                    69536
Highland Hospitality Corp.     com              430141101     2014   196277 SH       SOLE                   196277
Honeywell Inc                  com              438516106    20243   539805 SH       SOLE                   539805
Hudson Highland Group Inc      com              443792106     3816   152949 SH       SOLE                   152949
Hughes Supply Inc              com              444482103     6135   188184 SH       SOLE                   188184
IBM                            com              459200101    17077   212875 SH       SOLE                   212875
Innovative Solutions & Support com              45769N105     4003   257774 SH       SOLE                   257774
Input Output Inc               com              457652105     2092   262112 SH       SOLE                   262112
J P Morgan Chase & Co          com              46625H100    18064   532376 SH       SOLE                   532376
Jefferies Group Inc            com              472319102     4450   102191 SH       SOLE                   102191
Kennametal Inc                 com              489170100     1929    39332 SH       SOLE                    39332
Kimberly-Clark Corp            com              494368103    17177   288547 SH       SOLE                   288547
Kindred Healthcare Inc         com              494580103     2613    87699 SH       SOLE                    87699
Kronos Inc                     com              501052104     2914    65286 SH       SOLE                    65286
Lehman Brothers Holdings Inc   com              524908100    30011   257651 SH       SOLE                   257651
LifePoint Hospitals Inc        com              53219L109     4350    99474 SH       SOLE                    99474
Lincoln National Corp          com              534187109    24575   472417 SH       SOLE                   472417
Lowes Cos Inc                  com              548661107    25839   401232 SH       SOLE                   401232
Maguire Properties Inc         com              559775101     4310   143434 SH       SOLE                   143434
McData Corp Cl A               com              580031201     3994   762276 SH       SOLE                   762276
Mediacom Communications Corp C com              58446K105     3647   494140 SH       SOLE                   494140
Newell Rubbermaid Inc          com              651229106    20060   885660 SH       SOLE                   885660
Nucor Corp                     com              670346105     7018   118969 SH       SOLE                   118969
Owens & Minor Inc              com              690732102     3914   133356 SH       SOLE                   133356
P N M Resources Inc            com              69349H107     3631   126655 SH       SOLE                   126655
Pepsico Inc                    com              713448108    12938   228150 SH       SOLE                   228150
Petroquest Energy Inc          com              716748108     4635   444010 SH       SOLE                   444010
Platinum Underwriters Holdings com              G7127P100     4081   136541 SH       SOLE                   136541
Praxair Inc                    com              74005P104    23578   491925 SH       SOLE                   491925
Radio One Inc - CLD            com              75040P405     1818   138221 SH       SOLE                   138221
Renaissancere Holdings LTD     com              G7496G103     1803    41232 SH       SOLE                    41232
Restoration Hardware Inc       com              760981100     1928   305070 SH       SOLE                   305070
Retail Ventures INC.           com              76128y102     2747   250165 SH       SOLE                   250165
Reynolds & Reynolds            com              761695105     1346    49100 SH       SOLE                    49100
Ruby Tuesday Inc               com              781182100     4455   204726 SH       SOLE                   204726
Ryland Group Inc               com              783764103     2870    41948 SH       SOLE                    41948
S T A T S Chippac Ltd ADR      com              85771T104     2808   447182 SH       SOLE                   447182
Sigmatel Inc.                  com              82661W107     2913   143908 SH       SOLE                   143908
Smart and Final                com              831683107     2958   228612 SH       SOLE                   228612
Take-Two Interactive Software  com              874054109     2363   106984 SH       SOLE                   106984
Target Corp                    com              87612E106    29678   571503 SH       SOLE                   571503
U T I Worldwide Inc            com              G87210103     2129    27404 SH       SOLE                    27404
Universal Corp Va              com              913456109     4141   106634 SH       SOLE                   106634
Universal Health Rlty Income   com              91359E105     3333   100247 SH       SOLE                   100247
W S F S Financial Corp         com              929328102     4964    84300 SH       SOLE                    84300
Waddell & Reed Fin             com              930059100     2105   108710 SH       SOLE                   108710
Walt Disney Company Inc        com              254687106    20220   837959 SH       SOLE                   837959
Wells Fargo & Co               com              949746101    19915   340022 SH       SOLE                   340022
Woodward Governor Co           com              980745103     2605    30634 SH       SOLE                    30634